Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 3,096	$ (2,057)
Adjustments for non-cash items:
Deferred income tax expense	3,440	412
Depreciation and depletion	2,186	2,116
Write down of equipment	330	0
Accretion of reclamation provision	44	47
Unrealized loss on investments	2,103	423
Unrealized foreign exchange gain	(303)	(265)
Unwinding of fair value adjustment on term facility	262	(13)
Fair value adjustment on warrant liability	(2,395)	(1,581)
Realized loss on warrants exercised	0	1,106
Share-based payments	2,024	1,469
Cash provided by operating activities before working capital items	10,787	1,657
Net change in non-cash working capital items	1,044	(1,548)
Cash provided by operating activities	11,831	109
Financing activities
Shares and units issued for cash, net of issuance costs	0	18,098
Proceeds from option exercise	30	238
Proceeds from warrant exercise	0	805
Term facility payments	0	(2,500)
Finance lease payments	(1,179)	(477)
Equipment loan payments	0	(72)
Cash provided by (used in) financing activities	(1,149)	16,092
Investing activities
Exploration and evaluation expenditures	(1,131)	(1,294)
Additions to plant, equipment and mining properties	(7,836)	(1,913)
Acquisition of La Preciosa	(15,134)	0
Cash used in investing activities	(24,101)	(3,207)
Change in cash	(13,419)	12,994
Effect of exchange rate changes on cash	(101)	58
Cash, Beginning	24,765	11,713
Cash, Ending	$ 11,245	$ 24,765